UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-2260


Value Line Leveraged Growth Investors, Inc.
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)


220 East 42nd Street, New York, N.Y. 10017
--------------------------------------------------------------------------------
(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including area code: 212-907-1500

Date of fiscal year end: Decembert 31, 2004

Date of reporting period: June 30, 2005

Item I.  Reports to Stockholders.


--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
                                 June 30, 2005
--------------------------------------------------------------------------------
                                   Value Line

                                   Leveraged
                                     Growth
                                Investors, Inc.

                               [Value Line LOGO]

INVESTMENT ADVISER  Value Line, Inc.
                    220 East 42nd Street
                    New York, NY 10017-5891
DISTRIBUTOR         Value Line Securities, Inc.
                    220 East 42nd Street
                    New York, NY 10017-5891
CUSTODIAN BANK      State Street Bank and Trust Co.
                    225 Franklin Street
                    Boston, MA 02110
SHAREHOLDER         State Street Bank and Trust Co.
SERVICING AGENT     c/o BFDS
                    P.O. Box 219729
                    Kansas City, MO 64121-9729
INDEPENDENT         PricewaterhouseCoopers LLP
REGISTERED PUBLIC   300 Madison Avenue
ACCOUNTING FIRM     New York, NY 10017
LEGAL COUNSEL       Peter D. Lowenstein, Esq.
                    Two Sound View Drive, Suite 100
                    Greenwich, CT 06830
DIRECTORS           Jean Bernhard Buttner
                    John W. Chandler
                    Frances T. Newton
                    Francis C. Oakley
                    David H. Porter
                    Paul Craig Roberts
                    Marion N. Ruth
                    Nancy-Beth Sheerr
OFFICERS            Jean Bernhard Buttner
                    Chairman and President
                    Bradley Brooks
                    Vice President
                    Stephen E. Grant
                    Vice President
                    David T. Henigson
                    Vice President,
                    Secretary/Treasurer
                    Howard A. Brecher
                    Assistant Secretary/
                    Assistant Treasurer

This report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Trust (obtainable from the Distributor).

#533548

Value Line Leveraged Growth Investors, Inc.

                            To Our Value Line Leveraged
--------------------------------------------------------------------------------

To Our Shareholders:

In the first six months of 2005, The Value Line Leveraged Growth Investors Fund returned 1.72%, compared to the -0.81% return of the S&P 500 Index(1).

During the first six months of the year, the equity market had a mixed start, as solid corporate earnings growth and economic data proved insufficient to move the major market averages higher. Several factors have contributed to this lackluster environment. First, higher oil prices have concerned consumers and investors alike as they have recently tested their highs again. Higher energy prices can have a two-fold effect as they weaken consumer's purchasing power as well as reducing the profit margins of certain industries. Second, the Federal Reserve continues along its measured path of interest rate hikes, which probably won't be completed until sometime this fall. These higher short-term rates have not yet had a meaningful impact on longer-term rates, but the significant flattening of the yield curve over the past year will likely lower profit margins at financial corporations, which currently account for the largest weighting of the S&P 500, at over 20%. Lastly, given the strong operating margin improvement and the resulting strong earnings growth that U.S. corporations have delivered over the past two years, it would appear that going forward these gains will likely be more moderate.

The Value Line Leveraged Growth Investors Fund generally invests in stocks that are ranked in the Highest category for price performance over the next six to twelve months by the Value Line Timeliness Ranking System. The System favors stocks with strong price and earnings momentum relative to those of all other companies in the Value Line Investment Survey of approximately 1,700 stocks. Currently, the Fund has significant weightings in the Consumer Discretionary and Information Technology sectors and is especially optimistic about the Home Building corporations, which can be volatile. The Fund is significantly underweighted in the Financial sector due to the slowing growth of earnings that we expect from this sector. Our equity market forecasting model is currently bullish, so there may be periods in the next six-months when the Fund is slightly leveraged.

Looking forward, we expect the second half of the year to be better for equities. Despite the rising interest environ-ment, economic growth is solid (see our Economic Observations for details on our outlook); U.S. corporations currently have high levels of cash holdings; and merger and acquisition activity looks like it will continue to increase. In addition, some of this cash will be used for equity buybacks as more companies continue to announce increases in their stock repurchasing programs.

As always, we appreciate your continued investment.

                                Sincerely,


                                /s/ Jean Bernhard Buttner

                                Jean Bernhard Buttner
                                Chairman and President

August 8, 2005

--------------------------------------------------------------------------------
(1) The Standard & Poor's 500 Index consists of 500 stocks which are traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ
    National Market System and is representative of the broad stock market.
    This is an unmanaged index and does not reflect charges, expenses or taxes, and it is not possible to directly invest in this index.

--------------------------------------------------------------------------------
2

                                     Value Line Leveraged Growth Investors, Inc.

Growth Investors Shareholders
--------------------------------------------------------------------------------

Economic Observations

The mature business expansion is now moving along at a modestly more deliberate 3.0%-3.5% pace, a level of activity that is being sustained by a resilient housing market, healthy levels of retail spending, and a solid rate of growth in industrial production. Recent trends, moreover, suggest that this mature business up cycle will continue pressing forward at a similarly moderate rate into 2006.

Helping to sustain this upturn are likely to be solid levels of activity in the housing, retail, industrial, and service sectors. Such growth will probably be accompanied by just modest rates of inflation. The wild card in this equation, meanwhile, and the reason that we are not likely to see a materially higher level of business growth, is the record high price for oil. Should that key commodity not stabilize in price, as we expect it will, the sustainability of the economic expansion, as well as the prolonged period of comparative of price stability, would be threatened.

This steady, but moderate, pace of U.S. economic improvement and the accompanying stable rates of inflation will have positive ramifications. That's because this combination should allow the Federal Reserve Board to bring its cycle of monetary tightening to a close over the next several months, without undue harm to the durability of the lengthy economic expansion.

--------------------------------------------------------------------------------

Value Line Leveraged Growth Investors, Inc.

--------------------------------------------------------------------------------

FUND EXPENSES:

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 through June 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses in the table are meant to highlight your ongoing costs and will not help you determine the relative cost of owning different funds.

                                                                                         Expenses*
                                                                                        paid during
                                                        Beginning         Ending          period
                                                         account          account         1/1/05
                                                          value            value           thru
                                                         1/1/05           6/30/05         6/30/05
                                                     --------------   --------------   ------------
Actual ...........................................     $ 1,000.00       $ 1,017.20        $ 6.10
Hypothetical (5% return before expenses) .........     $ 1,000.00       $ 1,018.74        $ 6.11

--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.22% multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half period.

--------------------------------------------------------------------------------
4

                                     Value Line Leveraged Growth Investors, Inc.

Portfolio Highlights at June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

Ten Largest Holdings

                                                                   Value         Percentage of
Issue                                               Shares     (in thousands)      Net Assets
------------------------------------------------------------------------------------------------
Anteon International Corp. ......................   130,900         5,972             1.99%
KB Home .........................................    78,200         5,961             1.98
Peabody Energy Corp. ............................   109,800         5,714             1.90
Community Health Systems, Inc. ..................   147,300         5,566             1.85
Toll Brothers, Inc. .............................    54,700         5,555             1.85
American Eagle Outfitters, Inc. .................   180,800         5,542             1.84
Cal Dive International, Inc. ....................   105,000         5,499             1.83
EnCana Corp. ....................................   135,200         5,353             1.78
Southwestern Energy Co. .........................   112,200         5,271             1.75
Jabil Circuit, Inc. .............................   167,100         5,135             1.71

--------------------------------------------------------------------------------
Asset Allocation -- Percentage of Net Assets

[The following data represents the pie chart depicted in the printed material.]

Common Stocks                          100.5 %
Cash & Other                            -0.5 %


--------------------------------------------------------------------------------
Sector Weightings -- Percentage of Total Investment Securities

[The following data represents the bar chart depicted in the printed material.]

Consumer, Cyclical                      27.7%
Consumer, Non-Cyclical                  24.4%
Technology                              16.6%
Energy                                  12.0%
Communications                           8.4%
Industrial                               7.0%
Financial                                2.1%
Basic Materials                          1.8%

--------------------------------------------------------------------------------
                                                                               5

Value Line Leveraged Growth Investors, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

                                                                Value
   Shares                                                   (in thousands)
-------------                                               --------------
COMMON STOCKS (100.5%)
                 AUTO & TRUCK (0.5%)
    20,800       Oshkosh Truck Corp. ..................      $   1,628
                 BIOTECHNOLOGY (5.1%)
    73,600       Amgen, Inc.* .........................          4,450
    45,000       Genentech, Inc.* .....................          3,613
    51,900       Invitrogen Corp.* ....................          4,323
    63,000       Techne Corp.* ........................          2,892
                                                             ---------
                                                                15,278
                 CANADIAN ENERGY (1.8%)
   135,200       EnCana Corp. .........................          5,353
                 CHEMICAL -- DIVERSIFIED (0.3%)
    17,700       Eastman Chemical Co. .................            976
                 CHEMICAL -- SPECIALTY (1.5%)
   105,000       SurModics, Inc.* .....................          4,554
                 COAL (4.3%)
    37,000       Arch Coal, Inc. ......................          2,015
    27,500       CONSOL Energy, Inc. ..................          1,474
   111,400       Joy Global, Inc. .....................          3,742
   109,800       Peabody Energy Corp. .................          5,714
                                                             ---------
                                                                12,945
                 COMPUTER & PERIPHERALS (4.6%)
    88,200       Dell, Inc.* ..........................          3,485
    42,000       MICROS Systems, Inc.* ................          1,880
   219,000       Seagate Technology ...................          3,843
   336,800       Western Digital Corp.* ...............          4,520
                                                             ---------
                                                                13,728
                 COMPUTER SOFTWARE &
                 SERVICES (7.8%)
   130,900       Anteon International Corp.* ..........          5,972
    54,000       Autodesk, Inc. .......................          1,856
    94,700       Cognizant Technology Solutions
                 Corp. Class "A"* .....................          4,463
    93,000       Fiserv, Inc.* ........................          3,994
    90,000       Mercury Interactive Corp.* ...........          3,452
   290,000       Oracle Corp.* ........................          3,828
                                                             ---------
                                                                23,565
                 DRUG (2.1%)
    65,000       Celgene Corp.* .......................          2,650
    59,300       Cephalon, Inc.* ......................          2,361
    46,000       Teva Pharmaceutical
                 Industries Ltd. ......................          1,432
                                                             ---------
                                                                 6,443
                 E-COMMERCE (0.7%)
    78,000       WebEx Communications, Inc.* ..........          2,060
                 EDUCATIONAL SERVICES (0.7%)
    50,000       Bright Horizons Family
                 Solutions, Inc.* .....................          2,036
                 ELECTRICAL EQUIPMENT (1.3%)
   218,000       Corning, Inc.* .......................          3,623
    10,700       Thomas & Betts Corp.* ................            302
                                                             ---------
                                                                 3,925
                 ELECTRONICS (1.7%)
   167,100       Jabil Circuit, Inc.* .................          5,135
                 GROCERY (0.7%)
    17,000       Whole Foods Market, Inc. .............          2,011
                 HEALTH CARE INFORMATION
                 SYSTEMS (1.6%)
    41,000       Cerner Corp.* ........................          2,787
   194,600       WebMD Corp.* .........................          1,998
                                                             ---------
                                                                 4,785
                 HOMEBUILDING (8.1%)
    56,100       Beazer Homes USA, Inc. ...............          3,206
    49,600       D.R. Horton, Inc. ....................          1,865
    30,200       Hovnanian Enterprises, Inc.
                 Class "A"* ...........................          1,969
    78,200       KB Home ..............................          5,961
    21,900       Pulte Homes, Inc. ....................          1,845
    29,100       Ryland Group, Inc. (The) .............          2,208
    20,500       Standard Pacific Corp. ...............          1,803
    54,700       Toll Brothers, Inc.* .................          5,555
                                                             ---------
                                                                24,412
                 HOTEL/GAMING (1.8%)
   100,000       MGM MIRAGE* ..........................          3,958
    22,900       Station Casinos, Inc. ................          1,521
                                                             ---------
                                                                 5,479
See Notes to Financial Statements.
--------------------------------------------------------------------------------

                                     Value Line Leveraged Growth Investors, Inc.

                                                                   June 30, 2005
--------------------------------------------------------------------------------

                                                                Value
   Shares                                                   (in thousands)
-------------                                               --------------
                 INFORMATION SERVICES (2.6%)
    89,300       Advisory Broad Co. (The)* ................  $  4,352
    43,000       Equifax, Inc. ............................     1,536
    26,000       Getty Images, Inc.* ......................     1,931
                                                             --------
                                                                7,819
                 INTERNET (1.7%)
    65,600       CheckFree Corp.* .........................     2,234
    79,000       Yahoo!, Inc.* ............................     2,738
                                                             --------
                                                                4,972
                 MACHINERY (1.0%)
   265,000       Columbus McKinnon Corp.* .................     2,903
                 MEDICAL SERVICES (6.0%)
    46,400       Aetna, Inc. ..............................     3,843
   147,300       Community Health Systems, Inc.*                5,566
    37,100       HCA, Inc. ................................     2,103
    81,200       Triad Hospitals, Inc.* ...................     4,437
    40,800       UnitedHealth Group, Inc.* ................     2,127
                                                             --------
                                                               18,076
                 MEDICAL SUPPLIES (5.4%)
    91,400       Affymetrix, Inc.* ........................     4,929
    19,500       Alcon, Inc. ..............................     2,132
    96,000       LCA-Vision, Inc. .........................     4,652
    40,000       ResMed, Inc.* ............................     2,640
    55,500       Respironics, Inc.* .......................     2,004
                                                             --------
                                                               16,357
                 METAL FABRICATING (1.2%)
    76,700       Lone Star Technologies, Inc.* ............     3,490
                 METALS & MINING -- DIVERSIFIED (1.5%)
   137,100       Teck Cominco Ltd. Class "B" ..............     4,618
                 NATURAL GAS -- DIVERSIFIED (3.3%)
    50,000       EOG Resources, Inc. ......................     2,840
   112,200       Southwestern Energy Co.* .................     5,271
    49,600       XTO Energy, Inc. .........................     1,686
                                                             --------
                                                                9,797
                 OILFIELD SERVICES/EQUIPMENT (1.8%)
   105,000       Cal Dive International, Inc.* ............     5,499
                 PETROLEUM -- INTEGRATED (0.3%)
    12,741       Kerr-McGee Corp. .........................       972
                 PETROLEUM PRODUCING (0.6%)
    23,000       Noble Energy, Inc. .......................     1,740
                 PHARMACY SERVICES (3.5%)
    32,600       Express Scripts, Inc.* ...................     1,629
    90,400       Longs Drug Stores Corp. ..................     3,892
   105,600       Walgreen Co. .............................     4,857
                                                             --------
                                                               10,378
                 RAILROAD (0.6%)
    40,000       CSX Corp. ................................     1,706
                 RESTAURANT (2.1%)
    62,300       Darden Restaurants, Inc. .................     2,055
    69,100       Panera Bread Co. Class "A"* ..............     4,290
                                                             --------
                                                                6,345
                 RETAIL AUTOMOTIVE (1.4%)
    32,000       Advance Auto Parts, Inc.* ................     2,065
    70,000       O'Reilly Automotive, Inc.* ...............     2,087
                                                             --------
                                                                4,152
                 RETAIL BUILDING SUPPLY (1.6%)
    69,700       Building Materials Holding Corp.               4,830
                 RETAIL -- SPECIAL LINES (7.0%)
    28,100       Abercrombie & Fitch Co.
                 Class "A" ................................     1,930
   180,800       American Eagle Outfitters, Inc. ..........     5,542
    59,300       Chico's FAS, Inc.* .......................     2,033
    59,000       Coach, Inc.* .............................     1,981
    87,750       Men's Wearhouse, Inc. (The)* .............     3,021
    47,000       Michaels Stores, Inc. ....................     1,944
    82,000       Urban Outfitters, Inc.* ..................     4,649
                                                             --------
                                                               21,100
                 RETAIL STORE (1.7%)
    34,800       J.C. Penney Company, Inc. ................     1,830
    50,000       Nordstrom, Inc. ..........................     3,398
                                                             --------
                                                                5,228
                 SECURITIES BROKERAGE (2.1%)
     6,700       Chicago Mercantile Exchange
                 Holdings, Inc. ...........................     1,980
    41,700       Legg Mason, Inc. .........................     4,341
                                                             --------
                                                                6,321
See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Leveraged Growth Investors, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

                                                               Value
   Shares                                                  (in thousands)
-------------                                              --------------
                 SEMICONDUCTOR (2.0%)
   174,000       NVIDIA Corp.* .......................       $   4,649
    59,000       Photronics, Inc.* ...................           1,377
                                                             ---------
                                                                 6,026
                 TELECOMMUNICATIONS
                 EQUIPMENT (4.4%)
   187,000       ADC Telecommunications, Inc.* .......           4,071
   103,000       Cisco Systems, Inc.* ................           1,968
   115,000       Juniper Networks, Inc.* .............           2,896
   109,300       Marvell Technology Group Ltd.* ......           4,158
                                                             ---------
                                                                13,093
                 TIRE & RUBBER (0.6%)
   111,500       Goodyear Tire & Rubber
                 Co. (The)* ..........................           1,661
                 TOILETRIES/COSMETICS (0.5%)
    36,400       Chattem, Inc.* ......................           1,507
                 TRUCKING (1.1%)
   138,000       Swift Transportation
                 Company, Inc.* ......................           3,214
                 WIRELESS NETWORKING (1.9%)
    90,100       Itron, Inc.* ........................           4,026
   170,000       Powerwave Technologies, Inc.* .......           1,737
                                                             ---------
                                                                 5,763
                 TOTAL COMMON STOCKS
                   AND TOTAL INVESTMENT
                   SECURITIES (100.5%)
                   (Cost $268,951,000) ................      $ 301,880
                                                             ---------
EXCESS OF LIABILITIES OVER CASH
AND OTHER ASSETS (-0.5%) .............................          (1,386)
                                                             ---------
NET ASSETS (100%) ....................................       $ 300,494
                                                             ---------
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  OUTSTANDING SHARE
  ($300,494,455 [divided by] 11,570,662 shares of
  capital stock outstanding) .........................       $   25.97
                                                             ---------

* Non-income producing.

See Notes to Financial Statements.
--------------------------------------------------------------------------------
8

                                     Value Line Leveraged Growth Investors, Inc.

Statement of Assets and Liabilities
at June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                   (In thousands
                                                                    except per
                                                                   share amount)
                                                                   -------------

Assets:
Investment securities, at value
   (Cost -- $268,951) ......................................       $    301,880
Cash .......................................................                  3
Receivable for securities sold .............................              7,971
Dividends receivable .......................................                129
Prepaid expenses ...........................................                 43
Receivable for capital shares sold .........................                  1
                                                                   ------------
     Total Assets ..........................................            310,027
                                                                   ============
Liabilities:
Payable for securities purchased ...........................              6,051
Payable for line of credit outstanding .....................              2,495
Payable for capital shares repurchased .....................                657
Accrued expenses:
   Advisory fee ............................................                187
   Service and distribution plan fees ......................                 62
   Other ...................................................                 81
                                                                   ------------
     Total Liabilities .....................................              9,533
                                                                   ------------
Net Assets .................................................       $    300,494
                                                                   ============
Net Assets consist of:
Capital stock, at $1.00 par value
   (authorized 50,000,000, outstanding
   11,570,662 shares) ......................................       $     11,571
Additional paid-in capital .................................            203,933
Accumulated net investment loss ............................             (1,081)
Undistributed net realized gain
   on investments ..........................................             53,141
Net unrealized appreciation of investments .................             32,930
                                                                   ------------
Net Assets .................................................       $    300,494
                                                                   ============
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no
   par value) ..............................................         11,570,662
Net Asset Value, Offering and
   Redemption Price per Outstanding
   Share ($300,494,455 [divided by] 11,570,662
   shares outstanding) .....................................       $      25.97
                                                                   ============

Statement of Operations
for the Six Months Ended June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                  (In thousands)
                                                                  --------------
Investment Income:
Dividends (Net of foreign withholding
   taxes of $10) .............................................       $   685
Interest .....................................................            37
                                                                     -------
     Total Income ............................................           722
                                                                     -------
Expenses:
Advisory fee .................................................         1,116
Service and distribution plan fees ...........................           372
Interest expense .............................................            93
Transfer agent fees ..........................................            73
Auditing and legal fees ......................................            33
Custodian fees ...............................................            27
Printing .....................................................            22
Postage ......................................................            19
Insurance ....................................................            18
Registration and filing fees .................................            13
Directors' fees and expenses .................................            12
Commitment fee ...............................................             8
Telephone ....................................................             8
Other ........................................................             2
                                                                     -------
   Total Expenses Before Custody Credits .....................         1,816
   Less: Custody Credits .....................................            (1)
                                                                     -------
   Net Expenses ..............................................         1,815
                                                                     -------
Net Investment Loss ..........................................        (1,093)
                                                                     -------
Net Realized and Unrealized Gain
   on Investments:
   Net Realized Gain .........................................         6,659
   Change in Net Unrealized Appreciation/
     (Depreciation) ..........................................          (894)
                                                                     -------
Net Realized Gain and Change in
   Net Unrealized Appreciation/
   (Depreciation) on Investments .............................         5,765
                                                                     -------
Net Increase in Net Assets
   from Operations ...........................................       $ 4,672
                                                                     =======

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Leveraged Growth Investors, Inc.

Statement of Changes in Net Assets
for the Six Months Ended June 30, 2005 (unaudited) and for the Year Ended December 31, 2004
--------------------------------------------------------------------------------

                                                                     Six Months
                                                                       Ended
                                                                   June 30, 2005         Year Ended
                                                                    (unaudited)       December 31, 2004
                                                                   ------------------------------------
                                                                              (in thousands)
Operations:
 Net investment loss .......................................        $  (1,093)             $  (1,248)
 Net realized gain on investments ..........................            6,659                 62,842
 Change in net unrealized appreciation/(depreciation) ......             (894)               (35,675)
                                                                    --------------------------------
 Net increase in net assets from operations ................            4,672                 25,919
                                                                    --------------------------------
Distributions to Shareholders:
 Net realized gain from investment transactions ............               --                (52,213)
                                                                    --------------------------------
Capital Share Transactions:
 Proceeds from sale of shares ..............................            3,645                 14,718
 Proceeds from reinvestment of distributions to shareholders               --                 48,583
 Cost of shares repurchased ................................          (26,423)               (60,569)
                                                                    --------------------------------
 Net increase/(decrease) from capital share transactions ...          (22,778)                 2,732
                                                                    --------------------------------
Total Decrease in Net Assets ...............................          (18,106)               (23,562)
Net Assets:
 Beginning of period .......................................          318,600                342,162
                                                                    --------------------------------
 End of period .............................................        $ 300,494              $ 318,600
                                                                    ================================
Undistributed net investment income/(loss), at end of period        $  (1,081)             $      12
                                                                    ================================

See Notes to Financial Statements.
--------------------------------------------------------------------------------
10

                                     Value Line Leveraged Growth Investors, Inc.

Notes to Financial Statements (unaudited)                          June 30, 2005
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Value Line Leveraged Growth Investors, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose sole investment objective is to realize capital growth. The Fund may employ "leverage" by borrowing money and using it for the purchase of additional securities. Borrowing for investment increases both investment opportunity and investment risk.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) Security Valuation. Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost which approximates market value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization, and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders.

Therefore, no federal income tax or excise tax provision is required.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

--------------------------------------------------------------------------------

Value Line Leveraged Growth Investors, Inc.

Notes to Financial Statements (unaudited)               June 30, 2005
--------------------------------------------------------------------------------

(E) Representations and Indemnifications. In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. Capital Share Transactions, Dividends and Distributions to Shareholders Transactions in capital stock were as follows (in thousands except per share amounts):

                                                    Six Months
                                                      Ended
                                                     June 30,       Year Ended
                                                       2005        December 31,
                                                   (unaudited)         2004
                                                   ----------------------------
Shares sold ......................                      148              518
Shares issued
   to shareholders
   in reinvestment
   of distributions ..............                       --            1,905
                                                    ------------------------
                                                        148            2,423
Shares repurchased ...............                   (1,054)          (2,184)
                                                    ------------------------
Net increase .....................                     (906)             239
                                                    ------------------------
Distributions per
   share from net
   realized gains ................                  $    --          $  4.84
                                                    ========================

3. Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                                                  Six Months
                                                                    Ended
                                                                   June 30,
                                                                     2005
                                                                 (unaudited)
                                                               ---------------
                                                                (in thousands)
PURCHASES:
   Investment Securities ..........................                $349,312
                                                                   ========
SALES:
   Investment Securities ..........................                $386,588
                                                                   ========

4. Income Taxes (unaudited)

At June 30, 2005, information on the tax components of capital is as follows:

                                                                (in thousands)
                                                                --------------
Cost of investment for tax purposes .................             $ 268,951
                                                                  =========
Gross tax unrealized appreciation ...................             $  36,822
Gross tax unrealized depreciation ...................                (3,892)
                                                                  ---------
Net tax unrealized appreciation
   on Investments ...................................             $  32,930
                                                                  =========

5. Investment Advisory Contract, Management Fees, and Transactions With
   Affiliates

An advisory fee of $1,116,535 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the six months ended June 30, 2005. This was computed at the rate of 3/4 of 1% of the average daily net assets for the period and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of

--------------------------------------------------------------------------------
12

                                     Value Line Leveraged Growth Investors, Inc.

Notes to Financial Statements (unaudited)                          June 30, 2005
--------------------------------------------------------------------------------

Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the six months ended June 30, 2005, fees amounting to $372,178 were paid or payable to the Distributor under this Plan.

For the six months ended June 30, 2005, the Fund's expenses were reduced by $1,023 under a custody credit arrangement with the Custodian.

The Value Line, Inc. Profit Sharing and Savings Plan, owned 70,942 shares of the Fund's capital stock, representing .61% of the outstanding shares at June 30, 2005. In addition, certain officers and directors of the Fund owned 605 shares of the Fund, representing .01% of the outstanding shares.

6. Borrowing Arrangement
The Fund has a line of credit agreement with State Street Bank and Trust ("SSBT"), in the amount of $37,500,000. The terms of the agreement are as follows: The first $12.5 million is available on a committed basis which, at the Fund's option, may be either at the Bank's prime rate or at the Federal Funds Rate plus 1%, whichever is less, and will be subject to a commitment fee of 1/4 of 1% on the unused portion thereof; amounts in excess of $12.5 million are made available on an unsecured basis at the same interest rate options stated above.

The Fund had $2,945,000 in borrowings outstanding on June 30, 2005. The weighted average amount of bank loans outstanding for the six months ended June 30, 2005 amounted to approximately $5,295,000 at a weighted average interest rate of 3.49%. For the six months ended June 30, 2005, interest expense of approximately $93,000 and commitment fees of approximately $8,000 relating to borrowings under the agreement were paid or payable to SSBT.

--------------------------------------------------------------------------------

Value Line Leveraged Growth Investors, Inc.

Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each year:

                                                        Six Months
                                                          Ended
                                                         June 30,                     Years Ended December 31,
                                                           2005       -------------------------------------------------------------
                                                        (unaudited)      2004         2003         2002         2001         2000
                                                         --------------------------------------------------------------------------
Net asset value, beginning of period ...............     $  25.53     $  27.96     $  27.68     $  38.43     $  45.63     $  57.98
                                                         --------------------------------------------------------------------------
Income (loss) from Investment Operations:
    Net investment loss ............................         (.09)        (.10)        (.07)        (.17)        (.22)        (.22)
    Net gains or losses on securities
         (both realized and unrealized) ............          .53         2.51         4.34       (10.19)       (4.61)       (7.78)
                                                         --------------------------------------------------------------------------
Total from investment operations ...................          .44         2.41         4.27       (10.36)       (4.83)       (8.00)
                                                         --------------------------------------------------------------------------
Less distributions:
Distributions from net realized gains ..............           --        (4.84)       (3.99)        (.39)       (2.37)       (4.35)
                                                         --------------------------------------------------------------------------
Net asset value, end of period .....................     $  25.97     $  25.53     $  27.96     $  27.68     $  38.43     $  45.63
                                                         ==========================================================================
Total return .......................................         1.72%+       8.64%       15.60%      (26.96)%     (10.53)%     (13.92)%
                                                         ==========================================================================
Ratios/Supplemental Data:
Net assets, end of period (in thousands) ...........     $300,494     $318,600     $342,162     $334,494     $495,694     $601,594
Ratio of expenses to average net assets
     (including interest expense)(1) ...............         1.22%*       1.16%        1.15%        1.25%        1.16%        0.96%
Ratio of expenses to average net assets
     (excluding interest expense)(1) ...............         1.16%*       1.15%        1.15%        1.14%        1.09%        0.95%
Ratio of net investment loss to average
    net assets .....................................        (0.73)%*     (0.39)%      (0.24)%      (0.49)%      (0.54)%      (0.41)%
Portfolio turnover rate ............................          115%+        200%         110%          28%          50%          28%

(1) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would have been unchanged.

+  Not annualized

*  Annualized

See Notes to Financial Statements.

--------------------------------------------------------------------------------
14

                                     Value Line Leveraged Growth Investors, Inc.

--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies during the most recent 12-month period ended June 30 is available through the Fund's website at http://www.vlfunds.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

--------------------------------------------------------------------------------

Value Line Leveraged Growth Investors, Inc.

Factors Considered by the Independent Directors
in Approving the Agreement (unaudited)
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that the Fund's Agreement be approved annually by both the Board of Directors (collectively "the Directors") and a majority of the Directors who are not affiliated with Value Line, Inc. the Fund's investment adviser ("Value Line") (the "Independent Directors") voting separately. The Directors have determined that the terms of the Fund's investment advisory agreement (the "Agreement") are fair and reasonable and that renewal of the contract is in the best interests of the Fund and its shareholders. In making such determinations, the Independent Directors relied upon the assistance of counsel to the Independent Directors. Throughout the year, including the meeting specifically focused upon the review of the Agreement, the Independent Directors met in executive sessions separately from the Interested Directors of the Fund and any officers of Value Line.

Both in meetings specifically addressed to renewal of the Agreement and at other meetings during the course of the year, the Directors, including the Independent Directors, received materials relating to Value Line's investment and management services under the Agreement. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, (ii) sales and redemption data in respect of the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the allocation of the Fund's brokerage, and (vi) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics, and the structure and responsibilities of Value Line's compliance department.

As part of the review of the Agreement, the Independent Directors requested and Value Line provided additional information in order to evaluate the quality of Value Line's services and the reasonableness of the fee under the Agreement. Among other items, this information included data or analyses of (1) management and other fees incurred by a peer group of funds selected by an independent evaluation service (the "Peer Group"), (2) expense ratios for the Fund and the Peer Group, (3) the investment performance for the Fund and its Peer Group, (4) Value Line's financial results and condition, including its and certain of its affiliates' profitability from services performed for the Fund, and (5) investment management staffing, (6) the potential for achieving further economies of scale.

The following summarizes matters considered by the Directors in connection with their renewal of the Agreement. However, the Directors did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

Compliance and Investment Performance. The Directors determined that Value Line had policies and systems reasonably designed to achieve compliance with the Fund's investment objective and regulatory requirements. The Directors also reviewed the Fund's investment performance, as well as the Fund's performance compared to both the performance of a peer group and the results of an index. Although the Fund underperformed its Peer Group for the one-year and three-year periods ended December 31, 2004, the longer term performance was better than the average for the Fund's Peer Group. The Directors concluded that the Fund's overall performance supported the continuation of the Agreement.

Value Line's Personnel and Methods. The Directors reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Directors also engaged in discussions with senior management of Value Line responsible for investment operations. The Directors concluded that Value Line has the quality and depth of personnel and the well-developed methods essential to performing its duties under the Agreement.

--------------------------------------------------------------------------------
16

                                     Value Line Leveraged Growth Investors, Inc.

Factors Considered by the Independent Directors
in Approving the Agreement (unaudited)
--------------------------------------------------------------------------------

Nature and Quality of Other Services. The Directors considered the nature, quality, cost and extent of other services provided to shareholders of the Fund. The Directors also considered the nature and extent of the other services provided by Value Line's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Directors concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

Management Fee and Expenses. The Directors considered Value Line's fee under the Agreement relative to the management fees charged by the Peer Group. The Fund's management fee and total expenses for the most recent fiscal year were lower than the average fees and expense ratios of the Peer Group, and the Directors concluded that the Adviser's fee was reasonable in light of the services and expertise provided to the Fund by the Adviser's management team and the Adviser's proprietary ranking system.

Profitability. The Directors considered the level of Value Line's profits with respect to the management of the Fund. This consideration included a review of Value Line's methodology in allocating certain of its costs to the management of each Fund. The Directors concluded that Value Line's profits from management of the Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund in light of the business risks involved.

Economies of Scale. The Directors noted that, given the current and anticipated size of the Fund, any perceived and potential economies of scale were not yet a relevant consideration for the Fund.

Other Benefits to Value Line. The Directors also considered the character and amount of fees paid by the Fund, other than under the Agreement, and by the Fund's shareholders for services provided by Value Line and affiliates.

Conclusion. The Directors, in light of Value Line's overall performance, considered it appropriate to continue to retain the management services of Value Line. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Directors concluded that the Agreement with the Fund is fair and reasonable and voted to approve the continuation of the Agreement for another year.

--------------------------------------------------------------------------------

Value Line Leveraged Growth Investors, Inc.

Management of the Fund
--------------------------------------------------------------------------------

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund's officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds and oversees a total of 15 portfolios. Each Director serves until his or her successor is elected and qualified.

                                                              Principal
                                                              Occupation                        Other
                                                Length of     During the                        Directorships
Name, Address, and Age     Position             Time Served   Past 5 Years                      Held by Director
-----------------------------------------------------------------------------------------------------------------
Interested Directors*
--------------------------
Jean Bernhard Buttner      Chairman of the      Since 1987    Chairman, President and Chief     Value Line, Inc.
Age 70                     Board of Directors                 Executive Officer of Value Line,
                           and President                      Inc. (the "Adviser") and Value
                                                              Line Publishing, Inc. Chairman
                                                              and President of each of the 15
                                                              Value Line Funds and Value
                                                              Line Securities, Inc. (the
                                                              "Distributor").
-----------------------------------------------------------------------------------------------------------------
Marion N. Ruth             Director             Since 2000    Real Estate Executive:            None
5 Outrider Road                                               President, Ruth Realty (real
Rolling Hills, CA 90274                                       estate broker).
Age 70
-----------------------------------------------------------------------------------------------------------------
Non-Interested Directors*
--------------------------
John W. Chandler           Director             Since 1991    Consultant, Academic              None
1611 Cold Spring Rd.                                          Search Consultation Service,
Williamstown, MA 01267                                        Inc.; Trustee Emeritus and
Age 81                                                        Chairman (1993-1994) of
                                                              the Board of Trustees of Duke
                                                              University; President Emeritus,
                                                              Williams College.
-----------------------------------------------------------------------------------------------------------------
Frances T. Newton          Director             Since 2000    Customer Support Analyst,         None
4921 Buckingham Drive                                         Duke Power Company.
Charlotte, NC 28209
Age 64
-----------------------------------------------------------------------------------------------------------------
Francis C. Oakley          Director             Since 2000    Professor of History,             Berkshire Life
54 Scott Hill Road                                            Williams College, 1961 to         Insurance
Williamstown, MA 01267                                        present. President Emeritus       Company of
Age 74                                                        since 1994 and President,         America
                                                              1985-1994; Chairman
                                                              (1993-1997) and Interim
                                                              President (2002) of the American
                                                              Council of Learned Societies.
-----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
18

                                     Value Line Leveraged Growth Investors, Inc.

Management of the Fund
--------------------------------------------------------------------------------

                                                                 Principal
                                                                 Occupation                           Other
                                                   Length of     During the                           Directorships
Name, Address, and Age       Position              Time Served   Past 5 Years                         Held by Director
-------------------------------------------------------------------------------------------------------------------------
David H. Porter              Director              Since 1997    Visiting Professor of Classics,      None
5 Birch Run Drive                                                Williams College, since 1999;
Saratoga Springs, NY 12866                                       President Emeritus, Skidmore
Age 69                                                           College since 1999 and President,
                                                                 1987-1998.
-------------------------------------------------------------------------------------------------------------------------
Paul Craig Roberts           Director              Since 1987    Chairman, Institute for Political    A. Schulman Inc.
169 Pompano St.                                                  Economy.                             (plastics)
Panama City Beach, FL 32413
Age 66
-------------------------------------------------------------------------------------------------------------------------
Nancy-Beth Sheerr            Director              Since 1996    Senior Financial Advisor,            None
1409 Beaumont Drive                                              Veritable L.P. (investment adviser)
Gladwyne, PA 19035                                               since April 1, 2004; Senior
Age 56                                                           Financial Advisor, Hawthorne,
                                                                 2001-2004.
-------------------------------------------------------------------------------------------------------------------------
Officers
----------------------------
Bradley Brooks               Vice President        Since 2001    Portfolio Manager with
Age 42                                                           the Adviser.
Stephen E. Grant             Vice President        Since 1997    Portfolio Manager with
Age 51                                                           the Adviser.
David T. Henigson            Vice President,       Since 1994    Director, Vice President and
Age 47                       Secretary and                       Compliance Officer of the
                             Treasurer                           Adviser. Director and Vice
                                                                 President of the Distributor. Vice
                                                                 President, Secretary, Treasurer
                                                                 and Chief Compliance Officer of
                                                                 each of the 14 Value Line Funds.
-------------------------------------------------------------------------------------------------------------------------
Howard A. Brecher            Assistant Treasurer   Since 2005    Director, Vice President and
Age 51                       Assistant Secretary                 Secretary of the Adviser.
                                                                 Director and Vice President
                                                                 of the Distributor.
-------------------------------------------------------------------------------------------------------------------------

* Mrs. Buttner is an "interested person" as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser; Mrs. Ruth is an interested person by virtue of having been a director of the Adviser.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.
 The Fund's Statement of Additional Information (SAI) includes additional information about the Fund's directors and is available, without charge, upon request by calling 1-800-243-2729.

--------------------------------------------------------------------------------

Value Line Leveraged Growth Investors, Inc.

                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950 -- The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 -- Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- The Value Line Special Situations Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth.

1979 -- The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- Value Line Centurion Fund* seeks long-term growth of capital.

1984 -- The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- Value Line Aggressive Income Trust seeks to maximize current income.

1987 -- Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 24 hours a day, 7 days a week, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.

--------------------------------------------------------------------------------
20

Item 2. Code of Ethics

      N/A

Item 3. Audit Committee Financial Expert.

      N/A

Item 4. Principal Accountant Fees and Services

      N/A

Item 11. Controls and Procedures.

      (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

      (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

      (a) (1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

            (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By     /s/ Jean B. Buttner
       -------------------------------------------------------------------------
       Jean B. Buttner, President


Date:  09/06/2005
       -----------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Jean B. Buttner
       -------------------------------------------------------------------------
       Jean B. Buttner, President, Principal Executive Officer


By:    /s/ David T. Henigson
       -------------------------------------------------------------------------
       David T. Henigson, Vice President, Treasurer, Principal Financial Officer


Date:  09/06/2005
       -----------------------